Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		$ 114	¥ 785	¥ 168
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		625	4,297	9
Amounts due to related parties, current:
Amounts due to related parties, current		251	1,727	153
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		634	4,360	0
Ctrip
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	8	58	137
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	2	12	122
Du Xiaoman
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	11	77	0
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[3]	565	3,884	0
Amounts due to related parties, current:
Amounts due to related parties, current	[4]	136	934	0
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	542	3,729	0
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	95	650	31
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[7]	60	413	9
Amounts due to related parties, current:
Amounts due to related parties, current	[8]	113	781	31
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[9]	$ 92	¥ 631	¥ 0

[1]	The balances mainly represent amounts arising from services the Company provided to Ctrip.
[2]	The balances mainly represent amounts arising from services provided by Ctrip.
[3]	The balance represents long-term loans due from Du Xiaoman with interest rates ranging from 4.28% to 5.00%, and amounts arising from services the Company provided to Du Xiaoman. In 2018, the Company provided short-term loans in the amount of RMB12.0 billion (US$1.7 billion) to Du Xiaoman, which were fully repaid as of December 31, 2018.
[4]	The balance represents amount due to Du Xiaoman services provided by Du Xiaoman to the Company in the ordinary course of business and for other unsettled payments
[5]	The balance represents mainly long-term loans provided by Du Xiaoman with interest rates ranging from 3.78% to 4.28%
[6]	The balances mainly represent short-term interest-bearing loans provided to investees of the Company.
[7]	The balance consist of amount due from the Company's investees in the ordinary course of business and rental deposits paid in advance to the related party of one of the executive officers.
[8]	The balances mainly represent an interest-bearing loan provided by an investee and amounts arising from services provided by the Company's investees.
[9]	The balance represents mainly deferred revenue relating to the future services to be provided by the Company's subsidiary to an equity method investee.